SHARE OPTIONS - Summary of Number of Share Options Outstanding (Details) - $ / shares	12 Months Ended
	Dec. 31, 2019	Dec. 31, 2018
Number of Options
Options outstanding at beginning of period (in shares)	226,667	466,667
Granted (in shares)	0	0
Exercised (in shares)	305,000	75,000
Exercisable (in shares)	240,000	318,333
Forfeited (in shares)	0	20,000
Options outstanding at end of period (in shares)	0	226,667
Weighted Average Exercise Price
Options outstanding at beginning of period (in dollars per share)	$ 3.75	$ 4.20
Exercised (in dollars per share)	3.61	4.02
Exercisable (in dollars per share)	3.43	3.75
Forfeited (in dollars per share)	0	3.75
Options outstanding at end of period (in dollars per share)	0.00	3.75
Weighted Average Grant date Fair Value
Outstanding at beginning of period (in dollars per share)	2.47	2.47
Exercised (in dollars per share)	2.47	2.47
Exercisable (in dollars per share)	2.47	2.47
Forfeited (in dollars per share)	0	2.47
Outstanding at end of period (in dollars per share)	$ 0	$ 2.47
Management [Member]
Number of Options
Options outstanding at beginning of period (in shares)	226,667	466,667
Granted (in shares)	0	0
Exercised (in shares)	305,000	75,000
Exercisable (in shares)	240,000	318,333
Forfeited (in shares)	0	20,000
Options outstanding at end of period (in shares)	0	226,667